Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Collection Period Start	1-Feb-18	Distribution Date	15-Mar-18
Collection Period End	28-Feb-18	30/360 Days	30
Beg. of Interest Period	15-Feb-18	Actual/360 Days	28
End of Interest Period	15-Mar-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	835,588,137.69	785,854,766.60	0.5790436
Total Securities		1,357,159,875.53	835,588,137.69	785,854,766.60	0.5790436
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	93,524,482.82	58,664,643.27	0.1564390
Class A-2b Notes	1.867500%	160,000,000.00	39,903,779.34	25,030,247.80	0.1564390
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	34,859,839.55	98,200.71	92.9595721	0.2618686
Class A-2b Notes	14,873,531.54	57,960.24	92.9595721	0.3622515
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,733,371.09	771,302.62

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal	11,802,511.22
Monthly Interest	4,064,645.20

Total Monthly Payments	15,867,156.42

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	624,139.72
Aggregate Sales Proceeds Advance	19,904,224.16

Total Advances	20,528,363.88

Vehicle Disposition Proceeds:
Reallocation Payments	29,345,969.36
Repurchase Payments	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	8,047,978.30
Excess Wear and Tear and Excess Mileage	252,109.48
Remaining Payoffs	0.00
Net Insurance Proceeds	1,207,191.34
Residual Value Surplus	455,758.12

Total Collections	75,704,526.90

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,363,964.36			1,540
Involuntary Repossession	311,868.00			25
Voluntary Repossession	104,148.00			9
Full Termination	7,555,654.00			576
Bankruptcty	10,335.00			1
Insurance Payoff		1,189,332.36		65
Customer Payoff			311,839.43	19
Grounding Dealer Payoff			4,590,308.58	250
Dealer Purchase			1,160,438.07	52

Total	29,345,969.36	1,189,332.36	6,062,586.08	2,537

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,178	1,002,781,701.82	7.00000%	835,588,137.69
Total Depreciation Received		(14,849,557.46)		(11,631,396.79)
Principal Amount of Gross Losses	(109)	(2,185,854.36)		(1,861,453.93)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,444)	(24,803,567.31)		(20,779,495.62)
Scheduled Terminations	(1,013)	(17,656,335.86)		(15,461,024.75)

Pool Balance - End of Period	46,612	943,286,386.83		785,854,766.60
Remaining Pool Balance
Lease Payment				144,459,021.90
Residual Value				641,395,744.70

Total				785,854,766.60
III. DISTRIBUTIONS
Total Collections					75,704,526.90
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					75,704,526.90

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	535,433.26
3. Reimbursement of Sales Proceeds Advance	19,033,578.80
4. Servicing Fee:
Servicing Fee Due	696,323.45
Servicing Fee Paid	696,323.45
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	20,265,335.51
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	98,200.71
Class A-2a Notes Monthly Interest Paid	98,200.71
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	57,960.24
Class A-2b Notes Monthly Interest Paid	57,960.24
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	771,302.62
Total Note and Certificate Monthly Interest Paid	771,302.62
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	54,667,888.77
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,733,371.09
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	49,733,371.09
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,934,517.68
IV. RESERVE ACCOUNT
Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	4,934,517.68
Gross Reserve Account Balance	25,291,915.81
Remaining Available Collections Released to Seller	4,934,517.68
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.48
Monthly Prepayment Speed			81%
Lifetime Prepayment Speed			83%
		$	units
Recoveries of Defaulted and Casualty Receivables		1,687,394.75
Securitization Value of Defaulted Receivables and Casualty Receivables		1,861,453.93	109
Aggregate Defaulted and Casualty Gain (Loss)		(174,059.18)
Pool Balance at Beginning of Collection Period		835,588,137.69
Net Loss Ratio
Current Collection Period		-0.0208%
Preceding Collection Period		-0.0303%
Second Preceding Collection Period		0.0070%
Third Preceding Collection Period		-0.0369%
Cumulative Net Losses for all Periods		0.2385%	3,237,357.23

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.65%	5,434,719.18	330
61-90 Days Delinquent	0.22%	1,815,882.46	104
91-120 Days Delinquent	0.09%	737,290.23	42
More than 120 Days	0.01%	91,912.00	5

Total Delinquent Receivables:	0.96%	8,079,803.87	481

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.32%	0.31%
Preceding Collection Period		0.35%	0.35%
Second Preceding Collection Period		0.33%	0.34%
Third Preceding Collection Period		0.27%	0.28%

60 Day Delinquent Receivables		2,645,084.69
Delinquency Percentage		0.32%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		28,919,618.36	2,116
Securitization Value		30,985,577.04	2,116

Aggregate Residual Gain (Loss)		(2,065,958.68)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		156,923,295.97	11,068
Cumulative Securitization Value		168,518,713.96	11,068

Cumulative Residual Gain (Loss)		(11,595,417.99)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			30,529,557.75
Reimbursement of Outstanding Advance			19,033,578.80

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Additional Advances for current period	19,904,224.16

Ending Balance of Residual Advance	31,400,203.11

Beginning Balance of Payment Advance	1,479,932.83
Reimbursement of Outstanding Payment Advance	535,433.26
Additional Payment Advances for current period	624,139.72

Ending Balance of Payment Advance	1,568,639.29

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO
4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO
5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO
6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO